MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues

	Year ended December 31,
	2021	2020	2019

USA	$305,353	$207,496	$250,471
Canada	84,467	72,492	85,979
Latin America	4,702	2,149	4,115
Australia	118,714	103,587	108,149
Asia	30,390	14,566	15,514
EMEA	60,836	45,201	43,054
Israel	39,430	40,921	38,692

	$643,892	$486,412	$545,974

Schedule of Long-Lived Assets
	December 31,
	2021	2020

USA	$156,998	$167,370
Canada	4,413	5,384
Australia	13,143	14,947
Asia	28,453	29,955
EMEA	7,626	8,398
Israel	174,796	132,855

	$385,429	$358,909